Plan Interest in Master Trust Accounts - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	$ 3,656,429	$ 3,244,537
Net assets available for benefits	3,921,643	3,535,656	$ 3,275,038
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	3,136,985	2,649,136
Plan interest in master trust accounts, at contract value	229,665	258,996
Net assets available for benefits	$ 3,366,650	$ 2,908,132